Summary of Significant Accounting Policies - Receivables, Cash (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Revenue and Accounts Receivable
Allowance for uncollectible accounts				$ 21,840,787
Unbilled revenue	$ 18,064,863	$ 8,611,272		4,002,067
Cash and Cash Equivalents
Cash		22,863,543		9,058,782
Money market accounts		54,014,591		16,126,899
Cash and cash equivalents, total	$ 48,163,701	$ 76,878,134	$ 14,869,753	$ 25,185,681	$ 4,274,334